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                Prudential Annuities Life Assurance Corporation

               Advanced Series XTRA Credit Eight(SM) ("XT8")(SM)

                        Supplement dated July 24, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In the section entitled "Expense Examples" appearing on page 14 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your entire contract at the end of the applicable time period:/1/

                                                  1 yr  3 yrs  5 yrs  10 yrs
                                                 ------ ------ ------ ------
   You would pay the following expenses on the
     $10,000 invested, assuming 5% annual        $1,628 $2,980 $4,229 $7,351
     return on assets:

If you annuitize at the end of the applicable time period:/2/

                                                  1 yr  3 yrs  5 yrs  10 yrs
                                                 ------ ------ ------ ------
   You would pay the following expenses on the
     $10,000 invested, assuming 5% annual          N/A    N/A  $3,629 $7,251
     return on assets:

If you do not surrender your contract at the end of the applicable time period:

                                                  1 yr  3 yrs  5 yrs  10 yrs
                                                 ------ ------ ------ ------
   You would pay the following expenses on the
     $10,000 invested, assuming 5% annual         $728  $2,180 $3,629 $7,251
     return on assets:
--------
/1/  See "Summary of Contract Fees and Charges" for the CDSC schedule.
/2/  You may not annuitize in the first three (3) Annuity Years.

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                Prudential Annuities Life Assurance Corporation

                               Optimum XTRA(SM)

                        Supplement dated July 24, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In the section entitled "Expense Examples" appearing on page 13 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your Annuity at the end of the applicable time period:

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
OPTIMUM XTRA/2/                                     $1,506 $2,638 $3,701 $6,504

If you annuitize your Annuity at the end of the applicable time period:/1/

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
OPTIMUM XTRA/2/                                        N/A    N/A $3,101 $6,404

If you do not surrender your Annuity:

                                                     1 yr  3 yrs  5 yrs  10 yrs
                                                    ------ ------ ------ ------
OPTIMUM XTRA/2/                                     $  606 $1,838 $3,101 $6,404

/1/   If you own Optimum Xtra, you may not annuitize in the first three
      (3) Annuity Years.

/2/ Expense examples calculations for Optimum Xtra are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.